Revision of historical accounting treatment – as restated (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Effect on Statement of Financial Position

Effect on Statement of Financial Position

At 31 December 2023

	As previously reported	Adjustment	Restated

Intangible assets	€65,000,000	€(62,205,721)	€2,794,279
Share premium	€64,877,415	€(61,951,696)	€2,925,719
Deficit	(5,308,332)	(254,025)	(5,562,357)

At 31 December 2024

	As previously reported	Adjustment	Restated

Intangible Assets	€65,000,000	€(62,510,552)	€2,489,448
Share premium	€71,347,078	€(61,951,696)	€9,395,382
Deficit	(6,628,685)	(558,856)	(7,187,541)

At 31 December 2025

	As previously reported	Adjustment	Restated

Intangible Assets	€65,000,000	€(62,815,382)	€2,184,618
Share premium	€71,347,078	€(61,951,696)	€9,395,382
Deficit	(7,452,662)	(863,686)	(8,316,348)

Effect on Statements of Cash Flows

Effect on Statements of Cash Flows

At 31 December 2023

	As previously reported	Adjustment	Restated

Net loss	€(5,308,332)	€(254,025)	€(5,562,357)

At 31 December 2024

	As previously reported	Adjustment	Restated

Net loss	€(1,320,353)	€(304,830)	€(1,625,183)

At 31 December 2025

	As previously reported	Adjustment	Restated

Net loss	€(823,977)	€(304,830)	€(1,128,807)

Reconciliation of Intangible Asset Balance

Reconciliation of Intangible Asset Balance

	2023	2024	2025

Carrying value previously reported	€65,000,000	€65,000,000	€65,000,000
Carrying value adjustment	(61,951,696)	(61,951,696)	(61,951,696)
Cumulative amortization adjustment	€(254,025)	€(558,856)	€(863,686)
Restated carrying value	2,794,279	2,489,448	2,184,618

Effect on Profit or Loss

Effect on Profit or Loss

At 31 December 2023

	As previously reported	Adjustment	Restated

Amortization expense	€–	€(254,025)	€(254,025)
Net loss	€(5,308,332)	€(254,025)	€(5,562,357)
Net loss per common share: Basic and diluted	€(0.35)	€(0.01)	€(0.36)

At 31 December 2024

	As previously reported	Adjustment	Restated

Amortization expense	€–	€(304,830)	€(304,830)
Net loss	€(1,320,353)	€(304,830)	€(1,625,183)
Net loss per common share: Basic and diluted	€(0.06)	€(0.01)	€(0.07)

At 31 December 2025

	As previously reported	Adjustment	Restated

Amortization expense	€–	€(304,830)	€(304,830)
Net loss	€(823,977)	€(304,830)	€(1,128,807)
Net loss per common share: Basic and diluted	€(0.03)	€(0.02)	€(0.05)